EARNINGS / LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
SCHEDULE OF EARNINGS PER SHARE

The following tables reflect the calculation of basic and diluted net income (loss) per share:

	For the Year Ended December 31, 2025		For the Period from December 9, 2024 (inception) through December 31, 2024
	Class A	Class B(1)	Class A	Class B(1)
Basic net income (loss) per share:
Numerator:
Net income (loss)	$2,880,480	$1,364,045	$—	$(5,112)
Denominator:
Weighted Average Ordinary Shares	11,626,027	5,505,479	—	5,000,000
Basic net income (loss) per ordinary share	$0.25	$0.25	$0.00	$(0.00)

	For the Year Ended December 31, 2025		For the Period from December 9, 2024 (inception) through December 31, 2024
	Class A	Class B(1)	Class A	Class B(1)
Diluted net income (loss) per share:
Numerator:
Net income (loss)	$2,870,496	$1,374,029	$—	$(5,112)
Denominator:
Weighted Average Ordinary Shares	11,626,027	5,565,068	—	5,000,000
Diluted net income (loss) per ordinary share	$0.25	$0.25	$0.00	$(0.00)

(1)	Excludes up to 750,000 Class B ordinary shares that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the Underwriters (Note 6). On April 30, 2025, the Underwriters’ over-allotment option was exercised in full simultaneously with the Initial Public Offering, and the 750,000 Class B ordinary shares were no longer subject to forfeiture.

Old Glory Holding Co [Member]
SCHEDULE OF EARNINGS PER SHARE

The factors used in the basic and diluted earnings / loss per share computation follow:

	2025	2024
		Restated
Basic and diluted:
Net loss	$(14,842)	$(14,486)

Weighted average common shares outstanding	42,705,299	40,365,075

Earnings (loss) per common share	$(0.35)	$(0.36)